Unaudited Interim Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Intangible assets	€ 583	€ 589
Property, plant and equipment	19,818	20,862
Right of use	7,278	8,228
Other non-current assets	1,091	1,091
Total non-current assets	28,770	30,770
Current assets
Other current financial assets	516	59
Trade and other receivables	14	4
Other current assets	8,185	5,123
Cash and cash equivalents	46,323	44,446
Total current assets	55,038	49,632
TOTAL ASSETS	83,808	80,402
Shareholders’ equity
Share capital	2,644	2,006
Premiums related to share capital	86,209	120,705
Reserves	(26,130)	(24,616)
Translation reserve	1,591	1,744
Net loss for the period	(27,952)	(73,300)
Total shareholders’ equity	36,362	26,539
Non-current liabilities
Provisions - non-current portion	681	652
Financial liabilities – non-current portion	14,452	14,379
Derivative liabilities - non current portion	69	288
Lease liabilities - non-current portion	8,815	9,197
Total Non-current liabilities	24,017	24,516
Current liabilities
Financial liabilities – current portion	229	2,265
Derivative liabilities - current portion	3	129
Lease liabilities - current portion	1,732	1,607
Trade and other payables	17,639	20,910
Other current liabilities	3,826	4,436
Total current liabilities	23,429	29,347
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 83,808	€ 80,402